BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Details Narrative)	Mar. 24, 2026	Feb. 12, 2026	Sep. 04, 2025 shares	Jun. 19, 2024 shares	Feb. 15, 2024 USD ($) $ / shares shares	Jan. 23, 2026 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 12, 2023 $ / shares shares	Dec. 12, 2023 $ / shares shares	Jul. 15, 2015 shares	Dec. 05, 2012 shares
Common stock, shares authorized					500,000,000		222,222,222.22	222,222,222.22
Common stock, par value | $ / shares					$ 0.001		$ 0.00225	$ 0.00225
Common stock, shares outstanding							37,777.78	37,777.78
Issued share capital			2,000,000		1
IPO [Member]
Common stock, shares outstanding							17,000,000
Issued share capital							17,000,000
Subsequent Event [Member]
Common stock, shares authorized						100,000,000,000
Common stock, par value | $ / shares						$ 0.000005
Reverse stock split, description	approved a 30:1 reverse share split of the issued and authorized shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of the Company will be US$500,000 divided into (a) 177,777,777.78 Class A Ordinary Shares of a nominal or par value of US$0.00225 each, (b) 22,222,222.22 Class B Ordinary Shares of a nominal or par value of US$0.00225 each, and (c) 22,222,222.22 preferred shares of a nominal or par value of US$0.00225	approved a 15:1 reverse share split of the issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075
Subsequent Event [Member] | IPO [Member]
Issued share capital						17,000,000
Reverse stock split, description	approved a 30:1 reverse share split of our issued and unissued shares, to be effective on a date to be further determined by our board of directors, such that upon the reverse share split becoming effective, the share capital of our Company will become US$500,000 divided into (a) 177,777,777.78° class A ordinary shares of a nominal or par value of US$0.00225 each; (b) 22,222,222.22° class B ordinary shares of a nominal or par value of US$0.00225 each; and (c) 22,222,222.22° preferred shares of a nominal or par value of US$0.00225 each. On April 29, 2026, the board of directors have further resolved that the reverse share split will take effect on May 4, 2026.	approved a 15:1 reverse share split of our issued and authorized shares, such that the share capital of the Company will be US$500,000 divided into (a) 5,333,333,333.33 Class A Ordinary Shares of a nominal or par value of US$0.000075 each, (b) 666,666,666.66 Class B Ordinary Shares of a nominal or par value of US$0.000075 each, and (c) 666,666,666.66 preferred shares of a nominal or par value of US$0.000075
Fitness Champs Holdings Limited [Member]
Authorized share capital amount | $					$ 500,000
Common stock, shares authorized					500,000,000
Common stock, par value | $ / shares					$ 0.001
Northen Star Limited [Member]
Common stock, shares authorized									50,000	50,000
Common stock, par value | (per share)									$ 1.00	$ 1.00
Northen Star Limited [Member] | Joyce Lee Jue Hui [Member]
Common stock, shares outstanding									1,000	1,000
Issued share capital				951
Northen Star Limited [Member] | Ms. Lee [Member]
Common stock, shares outstanding									1,000	1,000
Fitness Champs Pte Ltd [Member]
Issued share capital												10,000
Fitness Champs Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital				10,000
Fitness Champs Aquatics Pte Ltd [Member]
Issued share capital											1,000
Fitness Champs Aquatics Pte Ltd [Member] | Northen Star Limited [Member]
Issued share capital				1,000
Big Treasure Investments Limited [Member]
Issued share capital				64,719
Restructuring shares				64,717
Restructuring percentage				64.72%
Biostar Developments Limited [Member]
Issued share capital				4,440
Restructuring shares				4,440
Restructuring percentage				4.44%
Easy Builder Limited [Member]
Issued share capital				19,090
Restructuring shares				19,090
Restructuring percentage				19.09%
Creative Path Holdings Limited [Member]
Issued share capital				4,900
Restructuring shares				4,900
Restructuring percentage				4.90%
True Height Limited [Member]
Issued share capital				1,950
Restructuring shares				1,950
Restructuring percentage				1.95%
Fuji Investment Limited [Member]
Issued share capital				4,901
Restructuring shares				4,900
Restructuring percentage				4.90%
Fuji Investment Limited [Member] | Joyce Lee Jue Hui [Member]
Issued share capital				49
Fitness Holdings [Member]
Issued share capital				100,000